ACQUISITIONS - Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed (Parenthetical) (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Business Combinations [Abstract]
Equity interest percentage	33.33%
Gain on remeasurement of previously held interest	$ 10,881